Hyundai Auto Receivables Trust 2011-A
Monthly Servicing Report

Collection Period	November 2013
Distribution Date	12/16/13
Transaction Month	34
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		January 1, 2011
Closing Date:		January 27, 2011

		Dollars	Units	WAC	WARM
Original Pool Balance:		$982,362,180.37	64,626	4.74%	58.35
Original Adj. Pool Balance:		$945,358,024.43

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$228,000,000.00	23.209%	0.31830%		February 15, 2012
Class A-2 Notes	Fixed	$263,000,000.00	26.772%	0.69000%		November 15, 2013
Class A-3 Notes	Fixed	$247,000,000.00	25.143%	1.16000%		April 15, 2015
Class A-4 Notes	Fixed	$116,600,000.00	11.869%	1.78000%		December 15, 2015
Class B Notes	Fixed	$34,030,000.00	3.464%	2.45000%		April 15, 2016
Class C Notes	Fixed	$32,150,000.00	3.273%	3.00000%		June 15, 2017
Total Securities		$920,780,000.00	93.731%

Overcollateralization		$24,578,024.43	2.502%
YSOA		$37,004,155.94	3.767%
Total Original Pool Balance		$982,362,180.37	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$10,268,415.53	0.0415725	$-	-	$10,268,415.53
Class A-4 Notes	$116,600,000.00	1.0000000	$115,026,620.71	0.9865062	$1,573,379.29
Class B Notes	$34,030,000.00	1.0000000	$34,030,000.00	1.0000000	$-
Class C Notes	$32,150,000.00	1.0000000	$32,150,000.00	1.0000000	$-
Total Securities	$193,048,415.53	0.2096575	$181,206,620.71	0.1967969	$11,841,794.81

Weighted Avg. Coupon (WAC)	4.61%		4.62%
Weighted Avg. Remaining Maturity (WARM)	29.09		28.20
Pool Receivables Balance	$233,756,789.42		$221,407,595.59
Remaining Number of Receivables	28,234		27,651

Adjusted Pool Balance	$226,608,625.39		$214,766,830.58

III. COLLECTIONS

Principal:
Principal Collections	$12,018,068.95
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$282,571.10
Total Principal Collections	$12,300,640.05

Interest:
Interest Collections	$890,023.11
Late Fees & Other Charges	$26,335.56
Interest on Repurchase Principal	$-
Total Interest Collections	$916,358.67

Collection Account Interest	$316.17
Reserve Account Interest	$123.29
Servicer Advances	$-

Total Collections	$13,217,438.18

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Hyundai Auto Receivables Trust 2011-A
Monthly Servicing Report

Collection Period	November 2013
Distribution Date	12/16/13
Transaction Month	34
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections					$13,217,438.18
Reserve Account Available					$4,726,790.12
Total Available for Distribution					$17,944,228.30
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$194,797.32		$194,797.32	$194,797.32
Collection Account Interest					$316.17
Late Fees & Other Charges					$26,335.56
Total due to Servicer					$221,449.05

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$9,926.14		$9,926.14
Class A-4 Notes		$172,956.67		$172,956.67

Total Class A interest:		$182,882.81		$182,882.81	$182,882.81

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$69,477.92		$69,477.92	$69,477.92

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$80,375.00		$80,375.00	$80,375.00

Available Funds Remaining:					$12,663,253.40

Reserve Account Release					$-
Reserve Account Draw					$-

7. Regular Principal Distribution Amount:					$11,841,794.81

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$10,268,415.53
Class A-4 Notes				$1,573,379.29
Class A Notes Total:		$11,841,794.81		$11,841,794.81
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal				$11,841,794.81

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					821,458.59

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$7,148,164.03
Beginning Period Amount	$7,148,164.03
Current Period Amortization	$507,399.02
Ending Period Required Amount	$6,640,765.01
Ending Period Amount	$6,640,765.01
Next Distribution Date Amount	$6,152,441.32

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Hyundai Auto Receivables Trust 2011-A
Monthly Servicing Report

Collection Period	November 2013
Distribution Date	12/16/13
Transaction Month	34
30/360 Days	30
Actual/360 Days	31

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$4,726,790.12
Beginning Period Amount	$4,726,790.12
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$4,726,790.12
Ending Period Amount	$4,726,790.12

VII. OVERCOLLATERALIZATION

Overcollateralization Target	3.55%
Overcollateralization Floor	3.55%
		Beginning	Ending	Target
Overcollateralization Amount		$33,560,209.87	$33,560,209.87	$33,560,209.87
Overcollateralization as a % of Original Adjusted Pool		3.55%	3.55%	3.55%
Overcollateralization as a % of Current Adjusted Pool		14.81%	15.63%	15.63%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.39%	27,205	97.78%	$216,488,185.97
30 - 60 Days	1.29%	357	1.79%	$3,973,008.63
61 - 90 Days	0.27%	76	0.37%	$817,421.94
91 + Days	0.05%	13	0.06%	$128,979.05
		27,651		$221,407,595.59
Total
Delinquent Receivables 61 + days past due	0.32%	89	0.43%	$946,400.99
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.25%	70	0.34%	$802,878.39
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.23%	67	0.32%	$794,989.20
Three-Month Average Delinquency Ratio	0.27%		0.36%

Repossession in Current Period		16		$175,063.56
Repossession Inventory		31		$126,996.17

Charge-Offs
Gross Principal of Charge-Off for Current Period				$331,124.88
Recoveries				$(282,571.10)
Net Charge-offs for Current Period				$48,553.78

Beginning Pool Balance for Current Period				$233,756,789.42

Net Loss Ratio				0.25%
Net Loss Ratio for 1st Preceding Collection Period				0.29%
Net Loss Ratio for 2nd Preceding Collection Period				0.90%
Three-Month Average Net Loss Ratio for Current Period				0.48%

Cumulative Net Losses for All Periods				$5,906,813.37
Cumulative Net Losses as a % of Initial Pool Balance				0.60%

Principal Balance of Extensions				$859,274.16
Number of Extensions				75

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